Derivative Financial Instruments (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Derivative Financial Instruments [Abstract]
Hedging loss in accumulated other comprehensive income expected to be recognized in earnings, net of tax	$ 1